GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in the carrying amount of goodwill
Balance, beginning of year	$ 115,486	$ 117,696
Foreign currency translation adjustment	(2,635)	(2,210)
Balance, end of year	112,851	115,486	117,696
Impairment of goodwill	0	0
Accumulated impairment loss	0
Company's intangible asset and related accumulated amortization for its software
Software	32,205	29,596
Accumulated amortization	(23,850)	(22,792)
Software, net	8,355	6,804
Amortization expense	1,125	1,002	1,010
Estimated annual amortization expense
2015	1,122
2016	973
2017	812
2018	629
2019	$ 182